Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Bank Borrowings
Not later than 1 year	$ 26,923,000
Between 1 to 2 years		$ 26,923,000
Bank borrowings	26,923,000	26,923,000
Unutilized bank borrowing facilities	$ 157,430,000	$ 69,359,000